Financial Instruments And Risks - Summary of Impact To Profit Before Tax On The Structure of Interest-Bearing Assets And Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments And Risks [Abstract]
-100 basis points	¥ (648,804)	¥ (488,490)
+100 basis points	¥ 648,804	¥ 488,490